Borrowings (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Rate per currency
Subtotal fixed-rate borrowings	$ 321,351	$ 392,335
Subtotal floating-rate borrowings	45,403	8,698
Total borrowings as per analysis	366,754	401,033
Borrowings total amount	366,754	401,033	$ 598,579
Argentine Peso [Member]
Rate per currency
Subtotal fixed-rate borrowings	31,351	72,058
Subtotal floating-rate borrowings	45,403	8,698
Total borrowings as per analysis	76,754	80,756
Borrowings total amount	76,754	80,756
Argentine Peso [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	31,351	72,058
Argentine Peso [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	45,403	8,698
Argentine Peso [Member] | Total Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	45,403	8,698
US Dollar [Member]
Rate per currency
Subtotal fixed-rate borrowings	290,000	320,277
Subtotal floating-rate borrowings	0	0
Total borrowings as per analysis	290,000	320,277
Borrowings total amount	290,000	320,277
US Dollar [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	290,000	320,277
USD [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	0	0
US Dollar Total [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	290,000	320,277
Argentine Peso Total [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	$ 31,351	$ 72,058